Related Party Transactions - Founder Shares (Details) - USD ($)				3 Months Ended				9 Months Ended	12 Months Ended
	Jul. 10, 2020	Jul. 08, 2020	Apr. 30, 2020	Mar. 31, 2021	Aug. 31, 2020	May 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020
Related Party Transactions
Issuance of common shares (in shares)					800,000	1,058,500			13,375,384
Issuance of common shares							$ 3,244,433		$ 22,575,379
Therapeutics Acquisition Corp.
Related Party Transactions
Issuance of common shares								$ 25,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				1 year				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00				$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days				150 days
Therapeutics Acquisition Corp. | Sponsor
Related Party Transactions
Issuance of common shares (in shares)			3,392,500
Issuance of common shares (in shares)			2,875,000
Issuance of common shares	$ 25,000		$ 25,000
Capital contribution (in dollars per share)			$ 0.0001
Number of shares held after stock split (in shares)		3,392,500
Number of shares subject to forfeiture (in shares)		442,500						442,500